Exhibit 99.1

GM Financial Automobile Leasing Trust 2017-3

2.84% Exchange Note

Class A-1 1.35000% Asset Backed Notes

Class A-2A 1.72% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.01% Asset Backed Notes

Class A-4 2.12% Asset Backed Notes

Class B 2.40% Asset Backed Notes

Class C 2.73% Asset Backed Notes

Class D 2.83% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	08/01/18
End of Period:	08/31/18
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	31
Report Due Date:	09/18/18
Distribution Date:	09/20/18
Transaction Month:	12

2017-3				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	45,285	08/01/2017	09/20/2017	$1,090,137,186

Total	45,285			$1,090,137,186

RECONCILIATION OF 2017-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$881,146,264

{2} Reduction in Agg. Securitization Value due to payments				{2}	10,121,608
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,592,793
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	12,435,294
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	24,149,695

{7} End of period Aggregate Securitization Value					{7}	$856,996,569

{8} Pool Factor					{8}	78.613644%

RECONCILIATION OF 2017-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,053,000,000

{10} Beginning of period Exchange Note Balance					{10}	$844,009,078

{11} Exchange Note Principal Payment Amount					{11}	24,149,695

{12} End of period Exchange Note Balance					{12}	$819,859,383

{13} Note Pool Factor					{13}	77.859391%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$134,000,000	$200,000,000	$150,000,000	$310,000,000	$84,700,000

{15} Beginning of period Note Balance	{15}	$0	$141,575,152	$106,181,364	$310,000,000	$84,700,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	13,799,826	10,349,869	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$127,775,326	$95,831,495	$310,000,000	$84,700,000

{21} Note Pool Factor	{21}	0.000000%	63.887663%	63.887663%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$47,420,000	$44,100,000	$29,980,000		$1,000,200,000

{23} Beginning of period Note Balance	{23}	$47,420,000	$44,100,000	$29,980,000		$763,956,516

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		24,149,695
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$47,420,000	$44,100,000	$29,980,000		$739,806,821

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		73.965889%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$881,146,264

{31} Ending Designated Pool Balance							{31}	856,996,569
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	856,996,569

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$24,149,695

Interest calculation:

		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$844,009,078	$0	2.84%	30	30/360	$1,997,489

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2017-3 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$15,031,647
{37} Net Liquidation Proceeds collected during period							{37}	16,075,370
{38} Investment Earnings							{38}	44,354
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(44,354)
{40} Deposit from Servicer							{40}	0

{41} Total Additions:								{41}	31,107,017

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	734,289
{43} To the 2017-3 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	1,997,489
{44} To the 2017-3 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	24,149,695
{45} To the 2017-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	0
{46} To the 2017-3 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments							{46}	4,225,544

{47} Total Distributions:								{47}	$31,107,017

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value					{48}	$881,146,264
{49} Ending Agg. Securitization Value					{49}	856,996,569
{50} Principal Distributable Amount {48} - {49}						{50}	24,149,695

{51} Noteholders’ Principal Carryover Amount						{51}	0

{52} Principal Distributable Amount + Noteholders’ Principal Carryover Amount							{52}	24,149,695

{53} Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance							{53}	24,149,695

{54} Noteholders’ Principal Distributable Amount Lessor of {52} and {53}								{54}	$24,149,695

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	1.35%	31	Actual/360	$0
{56}	Class A-2A	$141,575,152	0	1.72%	30	30/360	202,925
{57}	Class A-2B	$106,181,364	0	2.31738%	31	Actual/360	211,888
{58}	Class A-3	$310,000,000	0	2.01%	30	30/360	519,250
{59}	Class A-4	$84,700,000	0	2.12%	30	30/360	149,637
{60}	Class B	$47,420,000	0	2.40%	30	30/360	94,840
{61}	Class C	$44,100,000	0	2.73%	30	30/360	100,328
{62}	Class D	$29,980,000	0	2.83%	30	30/360	70,703

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2017-3 Exchange Note Collections							{63}	$30,372,728
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	44,354
{66} Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement							{66}	8,242
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Available Funds:								{69}	30,425,324

{70} Reserve Account Withdrawal Amount							{70}	0

{71} Total Distributable Funds:								{71}	30,425,324

Distributions:
{72} To the Successor Servicer, unpaid transition expenses, pro rata							{72}	0
{73} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	417
{74} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{74}	208
{75} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata							{75}	0
{76} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{76}	0
{77} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{77}	202,925
{78} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{78}	211,888
{79} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{79}	519,250
{80} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{80}	149,637
{81} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{81}	0
{82} Class B Noteholders’ Interest Distributable Amount							{82}	94,840
{83} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{83}	0
{84} Class C Noteholders’ Interest Distributable Amount							{84}	100,328
{85} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{85}	0
{86} Class D Noteholders’ Interest Distributable Amount							{86}	70,703
{87} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{87}	0
{88} Noteholders’ Principal Distributable Amount							{88}	24,149,695
{89} To the Reserve Account, the Reserve Amount Required Amount							{89}	0
{90} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{90}	0
{91} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{92}	0
{93} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata							{93}	0
{94} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{94}	0
{95} To the Issuer Trust Certificateholders, the aggregate amount remaining							{95}	4,925,433

{96} Total Distributions:								{96}	$30,425,324

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
		Cumulative	Aggregate	Excess of	Total Available Funds		Lesser of
	Class	Note Balance	Securitization Value	(X) - (Y)	in Indenture Collection Account		(I) or (II)
{97}	Class A	$642,456,516	$856,996,569	$0		$29,340,999	$0
{98}	Class B	689,876,516	856,996,569	0		29,246,159	0
{99}	Class C	733,976,516	856,996,569	0		29,145,831	0
{100}	Class D	763,956,516	856,996,569	0		29,075,128	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101} Excess Total Available Funds							{101}	$4,925,433

{102} Beginning Note Balance					{102}	763,956,516
{103} Principal payments through Indenture Section 8.3 (i) through (xv)					{103}	24,149,695
{104} Pro-Forma Note Balance						{104}	739,806,821

{105} Ending Aggregate Securitization Value					{105}	856,996,569
{106} 10.75% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full, 9.75% Thereafter ($117,189,748)					{106}	117,189,748
{107} Required Pro Forma Note Balance {105} - {106}						{107}	739,806,821

{108} Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}							{108}	0

{109} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{109}	$0

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{110} Ending Aggregate Securitization Value							{110}	$856,996,569
{111} End of Period Note Balance							{111}	819,859,383
{112} Overcollateralization							{112}	37,137,186
{113} Overcollateralization %								{113}	4.33%

Asset Backed Notes:
{114} Ending Aggregate Securitization Value							{114}	856,996,569
{115} End of Period Note Balance							{115}	739,806,821
{116} Overcollateralization							{116}	117,189,748
{117} Overcollateralization %								{117}	13.67%

RECONCILIATION OF 2017-3 CASH RESERVE ACCOUNT
{118} Specified Reserve Balance								{118}	$5,450,686

{119} Beginning of Period Reserve Account balance								{119}	$5,450,686
{120} Investment Earnings							{120}	8,242
{121} From the Indenture Collection Account, the Reserve Account Required Amount							{121}	0
{122} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{122}	0
{123} Total Reserve balance available:								{123}	5,458,928

{124} Specified Reserve Balance								{124}	5,450,686

{125} Release Excess Cash to Indenture Collection Available Funds								{125}	8,242

{126} End of period Reserve Account balance								{126}	$5,450,686

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

								Dollars	Percentage
{127} Receivables with Scheduled Payment delinquent 61 days or more							{127}	$3,425,420	0.40%

{128} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40%)							{128}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	September 17, 2018

GM Financial

GMALT 2017-3

Supplemental Monthly Data

August 31, 2018

	Aggregate Securitization Value	Residual Value
Beginning of Period	$881,146,264	$718,877,472
Change	(24,149,695)	(12,703,545)

End of Period	$856,996,569	$706,173,927
Residual Value as % of Agg. Securitization Value		82.40%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	39,815	848,548,539	99.01%
31 - 60 days	229	5,022,610	0.59%
61 - 90 days	119	2,736,198	0.32%
91 - 120 days	29	689,222	0.08%

Total	40,192	856,996,569	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	142	3,783,107	1,171	31,689,217
Standard terminations	19	336,749	188	3,467,748

Total retained by lessee	161	4,119,856	1,359	35,156,965
Returned Vehicles
Early terminations	325	5,607,774	1,928	33,830,020
Standard terminations	155	2,707,665	998	16,872,649

Total returned to dealer	480	8,315,439	2,926	50,702,669
Charged off leases / Repossessed vehicles	72	1,592,793	807	18,075,766
Repurchases	0	0	1	31,196
Other	0	0	0	0

Total terminations	713	14,028,088	5,093	103,966,596

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,592,793	18,075,766
less: Sales proceeds	1,976,089	15,313,401
less: Excess wear and excess mileage received	0	0
less: Other amounts received	10,506	401,981

Net Credit (Gain) Loss	(393,802)	2,360,384

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	8,288,570	50,401,551
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	9,092,204	53,548,671
less: Excess wear and excess mileage received	13,402	54,732
less: Other recovery amounts	47,933	293,409

Residual (Gain) Loss	(864,969)	(3,495,261)

	Current Period	Prev. Month
Prepay Speed	0.7920%	0.7756%

Return Rate based on Scheduled to Terminate(2)	140.3509%	149.0066%

Return Rate based on Terminated Leases(3)	67.3212%	65.0289%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.